Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Schedule of borrowings	The terms and conditions of outstanding loans are as follows:

		United States Dollar
Facility Figures in millions unless otherwise stated	Notes	2023	2022	Borrower	Nominal Interest rate	Commitment fee	Maturity date

US$500 million 5-year notes issue (the 5-year notes)[1]	(a)	499.6	498.8	Orogen	5.125%	—	15 May 2024
US$500 million 10-year notes issue (the 10-year notes)[1]	(b)	497.5	497.0	Orogen	6.125%	—	15 May 2029
US$150 million revolving senior secured credit facility[2]	(c)	83.5	83.5	La Cima	LIBOR/SOFR plus 1.40%	0.50%	15 April 2024
US$100 million revolving credit facility[3]		—	—	Ghana	LIBOR/SOFR plus 2.75%	0.90%	13 October 2024
A$500 million syndicated revolving credit facility – old[4]	(d)	—	—	Gruyere	BBSY plus 2.20%	0.88%	19 November 2023
A$500 million syndicated revolving credit facility – new[4]	(e)	—	—	Gruyere	BBSY plus 1.75%	0.70%	26 September 2028
US$1,200 million revolving credit facilities – old[5]	(f)	—	—
– Facility A (US$600 million 3-year revolving credit facility)		—	—	Orogen/Ghana	LIBOR plus 1.45%	0.51%	Refer footnote 5
– Facility B (US$600 million 5-year revolving credit facility)		—	—	Orogen/Ghana	LIBOR plus 1.70%	0.60%	Refer footnote 5
US$1,200 million revolving credit facility – new[5,6]	(g)	155.9	—	Orogen/Windfall	SOFR/CDOR plus 1.55%	0.54%	25 May 2028
R1,500 million Nedbank revolving credit facility[7]		—	—	GFIJVH/GFO	JIBAR plus 2.80%	0.90%	8 May 2023
R500 million Nedbank revolving credit facility[7]		—	—	GFIJVH/GFO	JIBAR plus 2.00%	0.60%	8 May 2028
R500 million Rand Merchant Bank revolving credit facility[8]		—	—	GFIJVH/GFO	JIBAR plus 2.15%	0.71%	15 April 2023
R1,000 million Rand Merchant Bank revolving credit facility[8]		—	—	GFIJVH/GFO	JIBAR plus 1.90%	0.53%	19 April 2028
R500 million Absa Bank revolving credit facility – old[9]		—	—	GFIJVH/GFO	JIBAR plus 2.20%	0.77%	15 April 2023
R500 million Absa Bank revolving credit facility – new[9]		—	—	GFIJVH/GFO	JIBAR plus 1.90%	0.57%	5 May 2028
R500 million Standard Bank revolving credit facility[10]		—	—	GFIJVH/GFO	JIBAR plus 1.95%	0.59%	8 May 2028
Short-term Rand uncommitted credit facilities[11]		—	—	—	—	—	—
Total borrowings		1,236.5	1,079.3
Current borrowings		(583.1)	—
Non-current borrowings		653.4	1,079.3
1On 9 May 2019, Gold Fields successfully concluded the raising of two new bonds, a US$500 million 5-year notes issue with a coupon of 5.125% and a
US$500 million 10-year notes issue with a coupon of 6.125%, raising a total of US$1 billion at an average coupon of 5.625%.
The balances of the five-year notes and the 10-year notes are net of unamortised transaction costs amounting to US$0.4 million (2022: US$1.2 million) and
US$2.5 million (2022: US$3.0 million), respectively.
The payments of all amounts due in respect of the 5-year and 10-year notes are unconditionally and irrevocably guaranteed by Gold Fields Limited
(“Gold Fields”), Gold Fields Ghana Holdings (BVI) Limited (“GF Ghana”) and Gold Fields Holdings Company (BVI) Limited (“GF Holdings”) (collectively
“the Guarantors”), on a joint and several basis.
2On 15 April 2021, La Cima entered in a US$150 million revolving senior secured credit facility. Borrowings under the revolving senior secured credit facility are secured by first-ranking assignments of all rights, title and interest in all of La Cima’s concentrate sale agreements. In addition, the offshore and onshore collection accounts of La Cima are subject to an account control agreement and a first-ranking charge in favour of the lenders. This facility is non-recourse to the rest of the Group.
3On 27 September 2021, Gold Fields Ghana Limited ("GF Ghana Limited") and Abosso Goldfields Limited ("Abosso") entered into a US$100 million revolving credit facility. Borrowings under the facility are guaranteed by GF Ghana Limited and Abosso. This facility is non-recourse to the rest of the Group.
4On 19 November 2020, Gruyere Holdings Proprietary Limited entered into a A$500.0 million syndicated revolving credit facility.
On 26 September 2023, the old A$500 million syndicated revolving credit facility was refinanced with the new A$500 million syndicated revolving credit facility and cancelled.
The new A$500 million syndicated revolving credit facility has a A$100 million accordion option (at the discretion of the lenders) and is a sustainability linked facility. The new facility is linked to the achievement of three of Gold Fields’ key ESG priorities namely gender diversity, decarbonisation and water stewardship. The achievement of the ESG metrics could impact the interest rate by up to a 0.05% decrease in rate to a 0.05% increase in rate.
Borrowings under the new facility are guaranteed by Gold Fields, GF Holdings, Orogen and Gruyere.
5On 25 July 2019, Gold Fields Orogen Holding (BVI) Limited and Gold Fields Ghana Holdings (BVI) Limited entered into a US$1,200 million revolving credit facilities agreement which became effective on the same day, with a syndicate of international banks and financial institutions. The facilities comprised two tranches, a US$600 million 3 year revolving credit facility (with an option to extend to up to 2 years subject to lender consent) and a US$600 million 5 year revolving credit facility (with an option to extend to up to 2 years subject to lender consent).
In July 2020, US$870 million of the US$1,200 million revolving credit facilities were extended by one year as follows:
•Facility A: US$600 million up to 25 July 2022 then US$435 million from 26 July 2022 to 25 July 2023;
•Facility B: US$600 million up to 25 July 2024 then US$435 million from 26 July 2024 to 25 July 2025.
In July 2021, US$1,055 million of the US$1,200 million revolving credit facilities were extended, US$960 million by one year and US$95 million by two years as follows:
•Facility A: USUS$600 million up to 25 July 2022 then US$550 million from 26 July 2022 to 25 July 2024;
•Facility B: US$600 million up to 25 July 2024 then US$505 million from 26 July 2024 to 25 July 2026.
On 25 May 2023, the old US$1,200 million revolving credit facilities were refinanced with the new US$1,200 million revolving credit facility and cancelled.
Refer footnote 6 for further details regarding the new facility.
[6]The new US$1,200 million revolving credit facility is a sustainability linked facility which is linked to the achievement of three of Gold Fields’ key ESG priorities namely gender diversity, decarbonisation and water stewardship. The achievement of the ESG metrics could impact the interest rate by up to a
0.05% decrease in rate to a 0.05% increase in rate.
The key terms of the new facility are:
•A principal loan amounting to US$1,200 million, with an option subject to lender consent, to increase the facility by up to US$400.0 million;
•Maturity of five years, with an option to extend the tenor through two one-year extensions;
•A competitive margin, subject to rating margin achievements and sustainability margin adjustments. The rating margin achievements and sustainability margin adjustments could impact the interest rates.
During October 2023, the facility was amended to include Gold Fields Windfall Holding Inc ("Windfall") as a borrower that may borrow up to C$800 million.
As a result, the facility became a multi-currency (US$ and C$) facility from this date. Borrowings under this facility are guaranteed by Gold Fields, GF
Holdings, Orogen and Windfall.
7On 8 May 2023, the R1,500 million Nedbank revolving credit facility matured and was replaced with the R500 million Nedbank revolving credit facility.
Borrowings under the new facility are guaranteed by Gold Fields, GF Holdings, Orogen, GFO and GFIJVH.
8On 19 April 2023 the R500 million Rand Merchant Bank revolving credit facility matured and was replaced with the R1,000 million Rand Merchant Bank revolving credit facility. Borrowings under the new facility are guaranteed by Gold Fields, GF Holdings, Orogen, GFO and GFIJVH.
9On 5 May 2023, the old R500 million Absa Bank revolving credit facility matured and was replaced with the new R500 million Absa Bank revolving credit facility. Borrowings under the new facility are guaranteed by Gold Fields, GF Holdings, Orogen, GFO and GFIJVH.
10On 8 May 2023, GFO and GFIJVH entered into a R500 million Standard Bank revolving credit facility.
Borrowings under the facility are guaranteed by Gold Fields, GF Holdings, Orogen, GFO and GFIJVH.
[11]The Group has access to uncommitted loan facilities from some of the major banks. These facilities have no fixed terms, are short-term in nature and interest rates are market related. Borrowings under these facilities are guaranteed by Gold Fields.

Summary of borrowings by type

		United States Dollar
	Figures in millions unless otherwise stated	2023	2022

(a)	US$500 million 5-year notes issue
	Balance at beginning of the year	498.8	497.9
	Unwinding of transaction costs	0.8	0.9
	Balance at end of the year	499.6	498.8
(b)	US$500 million 10-year notes issue
	Balance at beginning of the year	497.0	496.7
	Unwinding of transaction costs	0.5	0.3
	Balance at end of the year	497.5	497.0
(c)	US$150 million revolving senior secured credit facility
	Balance at beginning of the year	83.5	83.5
	Balance at end of the year	83.5	83.5
(d)	A$500 million syndicated revolving credit facility – old
	Loans advanced	247.1	181.5
	Repayments	(247.0)	(172.9)
	Translation adjustment	(0.1)	(8.6)
	Balance at end of the year	—	—
(e)	A$500 million syndicated revolving credit facility – new
	Loans advanced	160.8	—
	Repayments	(162.9)	—
	Translation adjustment	2.1	—
	Balance at end of the year	—	—
(f)	US$1,200 million revolving credit facilities – old
	Loans advanced	241.0	25.0
	Repayments	(241.0)	(25.0)
	Balance at end of the year	—	—
(g)	A$1,200 million revolving credit facility – new
	Loans advanced[1]	155.9	—
	Balance at end of the year	155.9	—
	Total borrowings	1,236.5	1,079.3
[1]The US$155.9 million includes Canadian dollar drawdowns by Windfall amounting to US$23.9 million (C$31.6 million) in 2023.
27.Borrowings continued

	United States Dollar
Figures in millions unless otherwise stated	2023	2022

The exposure of the Group’s borrowings to interest rate changes and the contractual repricing dates at the reporting dates are as follows:
Variable rate with exposure to repricing (six months or less)	239.4	83.5
Fixed rate with no exposure to repricing	997.1	995.8
	1,236.5	1,079.3
The carrying amounts of the Group’s borrowings are denominated in the following currencies:
US Dollar	1,212.6	1,079.3
Canadian Dollar	23.9	—
	1,236.5	1,079.3
The Group has the following undrawn borrowing facilities:
Committed	1,687.8	1,804.3
Uncommitted	74.4	80.0
	1,762.2	1,884.3
All of the above undrawn committed facilities have floating rates. The uncommitted facilities have no expiry dates and are open ended. Undrawn committed facilities have the following expiry dates:
– within one year	166.5	532.8
– later than one year and not later than two years	—	766.5
– later than two years and not later than three years	—	45.0
– later than three years and not later than five years	1,521.3	460.0
	1,687.8	1,804.3